Schedule of Changes in Carrying Value of Goodwil (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying value at beginning of year	$ 39,344	$ 19,619	$ 16,140
Carrying value at end of year	42,575	39,344	19,619
Spun [Member]
Goodwill acquired in acquisition of Men’s Journal			3,479
Parade [Member]
Goodwill acquired in acquisition of Men’s Journal		2,587
Mens Journal [Member]
Goodwill acquired in acquisition of Men’s Journal	$ 1,246	$ 17,138